Shareholder Report, Line Graph (Details) - USD ($)	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Jan. 21, 2025
C000255262 [Member]
Account Value [Line Items]
Accumulated Value	$ 11,153	$ 11,066	$ 10,800	$ 10,453	$ 10,221	$ 9,950	$ 9,510	$ 9,175	$ 9,283	$ 9,929	$ 9,995	$ 10,000
Solactive GBS United States 1000 Total Return Index [Member]
Account Value [Line Items]
Accumulated Value	$ 11,376	$ 11,359	$ 11,111	$ 10,730	$ 10,513	$ 10,279	$ 9,777	$ 9,184	$ 9,235	$ 9,813	$ 9,991	$ 10,000